Deferred Taxation - Deferred Tax Balances Before Offset (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	¥ 24,259	¥ 23,498
Net deferred tax assets	2,848	6,483	¥ 14,064	¥ 6,720
Deferred tax liabilities	21,411	17,015
Cost [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	45,551	49,580
Net deferred tax assets	2,848	6,483
Deferred tax liabilities	42,703	43,097
Cost [member] | Receivables and inventories [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	6,841	8,528
Cost [member] | Unused tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	20,391	26,027
Cost [member] | Accumulated impairment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	9,676	7,838
Cost [member] | Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	8,643	7,187
Deferred tax liabilities	15,057	15,149
Cost [member] | Accelerated tax depreciation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax liabilities	¥ 27,646	¥ 27,948